STOCKHOLDERS’ EQUITY (Details Narrative)						1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended			116 Months Ended
	Jul. 12, 2021 $ / shares shares	Jun. 24, 2021 $ / shares	Jun. 17, 2021 USD ($) shares	Jun. 15, 2021 USD ($) $ / shares shares	Jan. 23, 2012 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Integer $ / shares shares	Sep. 30, 2021 USD ($) Integer $ / shares shares	Jun. 30, 2021 shares	Sep. 30, 2021 USD ($) Integer $ / shares shares	Sep. 30, 2021 USD ($) Integer $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Integer $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2016 Integer	Sep. 30, 2021 USD ($) Integer $ / shares shares	Sep. 17, 2021 USD ($)	Aug. 31, 2021 $ / shares shares	Jul. 12, 2020 $ / shares	Jul. 10, 2020 $ / shares	Jun. 10, 2020 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						1,000,000	1,000,000		1,000,000	1,000,000		1,000,000			1,000,000
Shares issued, price per share (in dollars per share) | $ / shares					$ 10.00
Proceeds from issuance of preferred stock and preference stock | $										$ 20,489,803
Maximum individual common stock ownership, percentage						9.80%	9.80%		9.80%	9.80%		9.80%			9.80%
Payments of dividends, total | $											$ 0	$ 1,000,000.0	$ 2,200,000
Common stock, dividends, per share, cash paid (in dollars per share) | $ / shares												$ 0.10	$ 0.12
Number of limited liability companies | Integer														5
Number of limited partnerships in which company is sole general partner | Integer										6				1
Registered shares of common stock pursuant to dividend reinvestment plan (in shares)					3,000,000
Common stock, percentage of purchase price per share					95.00%
Shares issued, price per share (in dollars per share) | $ / shares					$ 19.00
Payment of sales, commission or dealer manager fee | $					$ 0
Notice period for amendments to dividend reinvestment plan (day)					30 days
Stock issued during period, value, dividend reinvestment plan | $									$ 0			$ 17,400,000			$ 17,400,000
Stock issued during period, shares, dividend reinvestment plan (in shares)												1,834,147			917,074
Dividends, common stock, cash | $												$ 1,000,000.0	$ 1,100,000
Number of limited liability companies | Integer						2	2		2	2				4	2
Number of put options exercised (in shares)												2
Commercial Property [Member]
Class of Stock [Line Items]
Number of real estate properties | Integer						12	12		12	12					12
Commercial Property [Member] | Partially Owned Properties [Member]
Class of Stock [Line Items]
Number of real estate properties | Integer						2	2		2	2		2			2
Commercial Property [Member] | Wholly Owned Properties [Member]
Class of Stock [Line Items]
Number of real estate properties | Integer												15
Dividend One [Member]
Class of Stock [Line Items]
Payments of dividends, total | $										$ 1,000,000.0
Common stock, dividends, per share, cash paid (in dollars per share) | $ / shares										$ 0.101
Dividend Two [Member]
Class of Stock [Line Items]
Payments of dividends, total | $										$ 1,000,000.0
Common stock, dividends, per share, cash paid (in dollars per share) | $ / shares										$ 0.102
Dividend Three [Member]
Class of Stock [Line Items]
Payments of dividends, total | $										$ 1,200,000
Common stock, dividends, per share, cash paid (in dollars per share) | $ / shares										$ 0.103
Class A Common Stock and Accompanying Common Stock Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 5.00																		$ 5.00
Class A Common Stock and Accompanying Pre-funded Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 4.99																			$ 4.99
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues (in shares)												59,274
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Minority interest, decrease from issuance of stock for limited partnership interests | $												$ 1,200,000
Common Stock Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	2,000,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 5.50																	$ 5.50
Warrants and rights outstanding, term (year)	5 years
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	1,000,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 0.01																	$ 0.01
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)																	80,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares						$ 0	$ 0		$ 0	$ 0					$ 0		$ 6.25
Warrants and rights outstanding, term (year)																	5 years
Class of warrant or right, securities called by warrants or rights, percentage of class of stock																	4.00%
Common Stock Warrants and Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercised during period (in shares)						0
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						1,000,000	1,000,000		1,000,000	1,000,000		1,000,000			1,000,000
Stock issued during period, shares, new issues (in shares)			920,000	800,000
Shares issued, price per share (in dollars per share) | $ / shares				$ 25.00
Proceeds from issuance of preferred stock and preference stock | $			$ 20,500,000	$ 18,100,000
Preferred stock, dividend rate, percentage				9.375%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares						$ 25.00	$ 25.00		$ 25.00	$ 25.00		$ 25.00			$ 25.00
Preferred stock, dividend rate, per-dollar-amount (in dollars per share) | $ / shares										$ 2.34375
Preferred stock, number of board of directors entitled to vote if dividends not paid for 18 monthly dividend periods | Integer						2	2		2	2					2
Preferred stock, percentage of outstanding shares required to authorize senior ranking stock						66.67%	66.67%		66.67%	66.67%					66.67%
Preferred stock, redemption price per share (in dollars per share) | $ / shares						$ 25.00	$ 25.00		$ 25.00	$ 25.00					$ 25.00
Preferred stock, dividends per share, declared (in dollars per share) | $ / shares		$ 0.10417
Dividends, preferred stock, cash | $							$ 45,520,700,000
Preferred stock, shares issued, total (in shares)						920,000	920,000		920,000	920,000		0			920,000
Series D Preferred Stock [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues (in shares)			120,000
Proceeds from issuance of preferred stock and preference stock | $			$ 2,700,000
Option to purchase additional shares, period (day)			45 days	45 days
Common Class A [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues (in shares)	1,000,000
Common stock, shares authorized (in shares)						100,000,000	100,000,000		100,000,000	100,000,000		100,000,000			100,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares						$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01			$ 0.01
Stock repurchase program, authorized amount | $																$ 10,000,000
Stock repurchased during period, shares (in shares)						18,133
Stock repurchased, average cost per share (in dollars per share) | $ / shares						$ 3.73692
Stock repurchased, commission per share (in dollars per share) | $ / shares						$ 0.035
Stock repurchased during period, value | $						$ 6,839,600,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						1,000	1,000		1,000	1,000		1,000			1,000
Common stock, shares, issued, total (in shares)						0	0		0	0		0			0
Common Class C [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						9,000,000	9,000,000		9,000,000	9,000,000		9,000,000			9,000,000
Common stock, shares, issued, total (in shares)												0
Common stock, number of entitled votes | Integer						1	1		1	1		1			1
Redeemable Convertible Preferred Stock Series B [Member]
Class of Stock [Line Items]
Preferred stock, shares issued, total (in shares)												0	0